Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets	$ 41,985	$ 40,034
Intangible Assets Research And Development Expenses Expensed [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets expensed research and development	194	222	$ 256
Intangible Assets With Indefinite Useful Life [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets	38,478	36,948
Intangible Assets With Finite Useful Life [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets	$ 3,507	$ 3,086